Property, Equipment and Software, Net - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Depreciation and amortization expense	$ 3.2	$ 2.2	$ 10.3	$ 6.7	$ 4.3